SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	8 Months Ended
Dec. 05, 2023 USD ($) $ / shares shares
Subsequent Event [Line Items]
Share price | $ / shares	$ 0.0001
Working capital | $	$ 800
Restricted Stock [Member]
Subsequent Event [Line Items]
Total number of shares sold	8,000,000
Sale of stock share price | $ / shares	$ 0.0001
Asia Strategic Fund SP [Member]
Subsequent Event [Line Items]
Brought back shares	3,000,000
Greenpro Venture Capital Limited [Member]
Subsequent Event [Line Items]
Brought back shares	5,000,000